Fixed assets - Fixed assets payables - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Fixed asset payables, business related variations	€ 124	€ (206)	€ 1,002
Changes in the scope of consolidation		(199)
Incentive bonus fees on penetration rates and business continuity payable by the public initiative networks to the local authorities		195
Orange Concessions
Disclosure of detailed information about property, plant and equipment [line items]
Changes in the scope of consolidation		241
5G license | ROMANIA
Disclosure of detailed information about property, plant and equipment [line items]
Fixed asset payables, business related variations	241
5G license | FRANCE
Disclosure of detailed information about property, plant and equipment [line items]
Fixed asset payables, business related variations	€ (153)	(150)	€ 725
5G license | SPAIN
Disclosure of detailed information about property, plant and equipment [line items]
Fixed asset payables, business related variations		€ 192